Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 297,346	$ 235,000	$ 233,530
Financial liabilities	1,012,696	$ 875,818	$ 740,433
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	61,138
Financial liabilities	757,215
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	60,948
Financial liabilities	713,791
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	190
Financial liabilities	$ 43,424